Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases
Schedule of impact on the Group's balance sheet and retained earnings

2019
£bn
Retained earnings at 1 January 2019	14.3
Loans to customers - Finance leases	0.2
Other assets - Net right of use assets	1.3
- Recognition of lease liabilities	(1.9)
- Provision for onerous leases	0.2
Other liabilities	(1.7)
Net impact on retained earnings	(0.2)
Retained earnings at 1 January 2019	14.1

Summary of most significant differences between the IAS 17 lease commitments and the lease liabilities recognised on transition to IFRS 16

2019
£m
Operating lease commitments at 31 December 2018	2,689
Adjustments as a result of different treatment of extension and termination options	(134)
Discounted using the incremental borrowing rate	(684)
Other	5
Lease liabilities recognised as at 1 January 2019 on adoption of IFRS 16	1,876

Schedule of amounts recognized in consolidated income and balance sheet

2019
£m
Amounts recognised in consolidated income statement
Interest payable	(44)
Depreciation (1)	(224)
Rental expense on short term leases	(4)
Income from subleasing right of use assets	9

Rental expense in respect of operating leases in 2018 was £233 million.
2019
£m
Amounts recognised on balance sheet
Right of use assets included in property, plant and equipment (2)	1,162
Additions to right of use assets	135
Lease liabilities (3)	(1,823)

The total cash outflow for leases is £222 million.

Notes:

(1)	Includes impairment of right of use assets of £86 million.
(2)	Includes right of use asset for plant and equipment of £23 million and depreciation of £5 million.
(3)	Contractual cashflows of lease liabilities is shown in Note 13.

Schedule of minimum rentals payable under non-cancellable leases for lessee leases

2018
£m
Operating leases
Minimum rentals payable under non-cancellable leases (1)
- within 1 year	232
- after 1 year but within 5 years	736
- after 5 years	1,721
2,689

Note:

(1)Predominantly property leases.

Schedule of amounts included in consolidated income statement for lessor leases

2019
£m
Amounts included in consolidated income statement
Finance leases
Finance income on the net investment in leases	314

Operating leases
Lease income	27

Schedule of amount receivable under finance leases

2019
£m
Amount recievable under finance leases
Within 1 year	3,388
1 to 2 years	2,229
2 to 3 years	1,733
3 to 4 years	758
4 to 5 years	682
After 5 years	1,758
Lease payments total	10,548
Unguaranteed residual values	(215)
Future drawdowns	(30)
Unearned income	(1,196)
Present value of lease payments	9,107
Impairments	(110)
Net investment in finance leases	8,997

Schedule of minimum amounts receivable under non-cancellable leases

	2018
	Finance lease contracts and hire purchase agreements
	Gross	Present value	Other	Future	Present
	amounts	adjustments	movements	Drawdowns	value
	£m	£m	£m	£m	£m
Within 1 year	3,237	(208)	(123)	(70)	2,836
1 to 5 years	4,566	(370)	(100)	—	4,096
After 5 years	1,935	(710)	(38)	—	1,187
Total	9,738	(1,288)	(261)	(70)	8,119

Schedule of undiscounted lease receipts from operating leases

2019
£m
Amounts recievable under operating leases
Within 1 year	154
1 to 2 years	123
2 to 3 years	83
3 to 4 years	48
4 to 5 years	17
After 5 years	12
Total	437

2018
£m
Within 1 year	139
1 to 5 years	325
After 5 years	49
Total	513

Schedule of nature of operating lease assets on the balance sheet

	2019	2018
Nature of operating lease assets on the balance sheet	£m	£m
Transportation	334	313
Cars and light commercial vehicles	24	11
Other	295	285
	653	609

Schedule of residual value exposures

	2018
	Year in which residual value will be recovered
		After 1 year	After 2 years
	Within 1	but within	but within	After 5
	year	2 years	5 years	years	Total
	£m	£m	£m	£m	£m
Operating leases
- transportation	25	15	94	14	148
- cars and light commercial vehicles	1	1	2	—	4
- other	26	19	37	10	92
Finance lease contracts	68	32	67	38	205
Hire purchase agreements	55	2	—	—	57
	175	69	200	62	506